UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004
                                               -----------------

Check here if Amendment [   ]; Amendment Number:
                                                 -----------------------
         This Amendment (Check only one.):   [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Para Advisors, Inc.
Address:          520 Madison Avenue
                  New York, NY 10022

Form 13F File Number:  028-07296

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Mr. Ron Ray
Title:            Chief Financial Officer
Phone:            212-355-6688

Signature, Place, and Date of Signing:


/s/ Ron Ray                New York, New York                  May 14, 2004
----------------           ----------------------              ----------------
[Signature]                [City, State]                       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F INFORMATION TABLE

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                             0
                                                                            ----
Form 13F Information Table Entry Total:                                       72
                                                                         -------
Form 13F Information Table Value Total:                                 $324,237
                                                                       ---------
                                                                     (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                  NONE

                                                      FORM 13F
                                                 PARA ADVISORS INC.
                                            QUARTER ENDED MARCH 31, 2004

                                                                                                                      Voting
                                                                                                                     Authority
                                                                                                                     ---------
                                                            Value    Shares/   Sh/   Put/   Invstmt   Other
Name of Issuer                 Title of class      CUSIP    (x$1000) Prn Amt   Prn   Call   Dscretn   Managers   Sole    Shared None
----------------------------- ----------------- ----------- -------- --------- ----- ----- ---------- -------- --------- ------ ----
AT&T CORP                         COM NEW        001957505       685    35,000  SH           Sole                 35,000
----------------------------- ----------------- ----------- -------- --------- ----- ----- ---------- -------- --------- ------ ----
ASSURANT INC                        COM          04621X108     4,120   163,812  SH           Sole                163,812
----------------------------- ----------------- ----------- -------- --------- ----- ----- ---------- -------- --------- ------ ----
AT&T WIRELESS SVCS INC              COM          00209A106    15,552 1,142,663  SH           Sole              1,142,663
----------------------------- ----------------- ----------- -------- --------- ----- ----- ---------- -------- --------- ------ ----
BANCO LATINOAMERICANO DE EXP        CL E         P16994132     1,046    57,484  SH           Sole                 57,484
----------------------------- ----------------- ----------- -------- --------- ----- ----- ---------- -------- --------- ------ ----
BEAR STEARNS COS INC                COM          073902108     4,346    49,568  SH           Sole                 49,568
----------------------------- ----------------- ----------- -------- --------- ----- ----- ---------- -------- --------- ------ ----
BEA SYS INC                         COM          073325102     4,655   364,774  SH           Sole                364,774
----------------------------- ----------------- ----------- -------- --------- ----- ----- ---------- -------- --------- ------ ----
BOISE CASCADE CORP                  COM          097383103     7,912   228,349  SH           Sole                228,349
----------------------------- ----------------- ----------- -------- --------- ----- ----- ---------- -------- --------- ------ ----
BORLAND SOFTWARE CORP               COM          099849101     2,084   229,560  SH           Sole                229,560
----------------------------- ----------------- ----------- -------- --------- ----- ----- ---------- -------- --------- ------ ----
BP PLC                         SPONSORED ADR     055622104    11,702   228,551  SH           Sole                228,551
----------------------------- ----------------- ----------- -------- --------- ----- ----- ---------- -------- --------- ------ ----
BROCADE COMMUNICATIONS SYS I        COM          111621108     3,385   508,189  SH           Sole                508,189
----------------------------- ----------------- ----------- -------- --------- ----- ----- ---------- -------- --------- ------ ----
CATHAY GENERAL BANCORP              COM          149150104     1,975    30,000  SH           Sole                 30,000
----------------------------- ----------------- ----------- -------- --------- ----- ----- ---------- -------- --------- ------ ----
CHUBB CORP                          COM          171232101     4,889    70,307  SH           Sole                 70,307
----------------------------- ----------------- ----------- -------- --------- ----- ----- ---------- -------- --------- ------ ----
CIENA CORP                          COM          171779101     1,958   393,901  SH           Sole                393,901
----------------------------- ----------------- ----------- -------- --------- ----- ----- ---------- -------- --------- ------ ----
CITIGROUP INC                       COM          172967101     9,856   190,636  SH           Sole                190,636
----------------------------- ----------------- ----------- -------- --------- ----- ----- ---------- -------- --------- ------ ----
CONSECO INC                       COM NEW        208464883    10,285   444,098  SH           Sole                444,098
----------------------------- ----------------- ----------- -------- --------- ----- ----- ---------- -------- --------- ------ ----
COUNTRYWIDE FINANCIAL CORP          COM          222372104     6,112    63,736  SH           Sole                 63,736
----------------------------- ----------------- ----------- -------- --------- ----- ----- ---------- -------- --------- ------ ----
CROWN HOLDINGS INC                  COM          228368106     4,614   495,055  SH           Sole                495,055
----------------------------- ----------------- ----------- -------- --------- ----- ----- ---------- -------- --------- ------ ----
CSK AUTO CORP                       COM          125965103     3597    198633   SH           Sole                198633
----------------------------- ----------------- ----------- -------- --------- ----- ----- ---------- -------- --------- ------ ----
CV THERAPEUTICS INC                 COM          126667104     4,104   271,229  SH           Sole                271,229
----------------------------- ----------------- ----------- -------- --------- ----- ----- ---------- -------- --------- ------ ----
DISNEY WALT CO                   COM DISNEY      254687106     1,857    74,299  SH           Sole                 74,299
----------------------------- ----------------- ----------- -------- --------- ----- ----- ---------- -------- --------- ------ ----
EARTHLINK INC                       COM          270321102     2,489   280,900  SH           Sole                280,900
----------------------------- ----------------- ----------- -------- --------- ----- ----- ---------- -------- --------- ------ ----
EL PASO CORP                        COM          28336L109       728   102,451  SH           Sole                102,451
----------------------------- ----------------- ----------- -------- --------- ----- ----- ---------- -------- --------- ------ ----
ELAN PLC                            ADR          284131208    11,896   576,930  SH           Sole                576,930
----------------------------- ----------------- ----------- -------- --------- ----- ----- ---------- -------- --------- ------ ----
FOOT LOCKER INC                     COM          344849104     4,220   163,565  SH           Sole                163,565
----------------------------- ----------------- ----------- -------- --------- ----- ----- ---------- -------- --------- ------ ----
FEDERAL HOME LN MTG CORP            COM          313400301    12,385   209,695  SH           Sole                209,695
----------------------------- ----------------- ----------- -------- --------- ----- ----- ---------- -------- --------- ------ ----
GATEWAY INC                         COM          367626108       977   185,111  SH           Sole                185,111
----------------------------- ----------------- ----------- -------- --------- ----- ----- ---------- -------- --------- ------ ----
GREENPOINT FINL CORP                COM          395384100     4,643   106,234  SH           Sole                106,234
----------------------------- ----------------- ----------- -------- --------- ----- ----- ---------- -------- --------- ------ ----
HALLIBURTON CO                      COM          406216101     5,733   188,646  SH           Sole                188,646
----------------------------- ----------------- ----------- -------- --------- ----- ----- ---------- -------- --------- ------ ----
HARTFORD FINL SVCS GROUP INC        COM          416515104       835    13,110  SH           Sole                 13,110
----------------------------- ----------------- ----------- -------- --------- ----- ----- ---------- -------- --------- ------ ----
HAYES LEMMERZ INTL INC            COM NEW        420781304     1,619   105,209  SH           Sole                105,209
----------------------------- ----------------- ----------- -------- --------- ----- ----- ---------- -------- --------- ------ ----
IMCLONE SYS INC                     COM          45245W109     1,269    24,945  SH           Sole                 24,945
----------------------------- ----------------- ----------- -------- --------- ----- ----- ---------- -------- --------- ------ ----
INCO LTD                            COM          453258402     2,130    61,888  SH           Sole                 61,888
----------------------------- ----------------- ----------- -------- --------- ----- ----- ---------- -------- --------- ------ ----
INTERMUNE INC                       COM          45884X103     1,444    74,136  SH           Sole                 74,136
----------------------------- ----------------- ----------- -------- --------- ----- ----- ---------- -------- --------- ------ ----


                                                      FORM 13F
                                                 PARA ADVISORS INC.
                                            QUARTER ENDED MARCH 31, 2004
                                                                                                                      Voting
                                                                                                                     Authority
                                                                                                                     ---------
                                                            Value    Shares/   Sh/   Put/   Invstmt   Other
Name of Issuer                 Title of class      CUSIP    (x$1000) Prn Amt   Prn   Call   Dscretn   Managers   Sole    Shared None
----------------------------- ----------------- ----------- -------- --------- ----- ----- ---------- -------- --------- ------ ----
JACUZZI BRANDS INC                  COM          469865109     1,806   192,494  SH           Sole                192,494
----------------------------- ----------------- ----------- -------- --------- ----- ----- ---------- -------- --------- ------ ----
JUNIPER NETWORKS INC                COM          48203R104     2,024    77,835  SH           Sole                 77,835
----------------------------- ----------------- ----------- -------- --------- ----- ----- ---------- -------- --------- ------ ----
KING PHARMACEUTICALS INC            COM          495582108     6,721   399,090  SH           Sole                399,090
----------------------------- ----------------- ----------- -------- --------- ----- ----- ---------- -------- --------- ------ ----
KOOKMIN BK NEW                 SPONSORED ADR     50049M109     2,261    55,875  SH           Sole                 55,875
----------------------------- ----------------- ----------- -------- --------- ----- ----- ---------- -------- --------- ------ ----
LENNAR CORP                         CL B         526057302     7,084   139,144  SH           Sole                139,144
----------------------------- ----------------- ----------- -------- --------- ----- ----- ---------- -------- --------- ------ ----
LEUCADIA NATL CORP                  COM          527288104     4,040    75,829  SH           Sole                 75,829
----------------------------- ----------------- ----------- -------- --------- ----- ----- ---------- -------- --------- ------ ----
LIBERTY MEDIA CORP NEW           COM SER A       530718105     6,624   604,957  SH           Sole                604,957
----------------------------- ----------------- ----------- -------- --------- ----- ----- ---------- -------- --------- ------ ----
LIMITED BRANDS INC                  COM          532716107     5,221   261,070  SH           Sole                261,070
----------------------------- ----------------- ----------- -------- --------- ----- ----- ---------- -------- --------- ------ ----
LOCKHEED MARTIN CORP                COM          539830109     3,387    74,219  SH           Sole                 74,219
----------------------------- ----------------- ----------- -------- --------- ----- ----- ---------- -------- --------- ------ ----
MATTEL INC                          COM          577081102     1,844   100,000  SH           Sole                100,000
----------------------------- ----------------- ----------- -------- --------- ----- ----- ---------- -------- --------- ------ ----
MAXWELL SHOE INC                    CL A         577766108     1,748    77,652  SH           Sole                 77,652
----------------------------- ----------------- ----------- -------- --------- ----- ----- ---------- -------- --------- ------ ----
MEDIMMUNE INC                       COM          584699102     5,002   216,734  SH           Sole                216,734
----------------------------- ----------------- ----------- -------- --------- ----- ----- ---------- -------- --------- ------ ----
MI DEVS INC                     CL A SUB VTG     55304X104     6,860   242,721  SH           Sole                242,721
----------------------------- ----------------- ----------- -------- --------- ----- ----- ---------- -------- --------- ------ ----
MICROSOFT CORP                      COM          594918104     3,021   120,999  SH           Sole                120,999
----------------------------- ----------------- ----------- -------- --------- ----- ----- ---------- -------- --------- ------ ----
NETWORK ASSOCS INC                  COM          640938106     5,538   307,651  SH           Sole                307,651
----------------------------- ----------------- ----------- -------- --------- ----- ----- ---------- -------- --------- ------ ----
NEXTEL COMMUNICATIONS INC           CL A         65332V103       928   197,494  SH           Sole                197,494
----------------------------- ----------------- ----------- -------- --------- ----- ----- ---------- -------- --------- ------ ----
NTL INC DEL                         COM          62940M104     4,395    73,932  SH           Sole                 73,932
----------------------------- ----------------- ----------- -------- --------- ----- ----- ---------- -------- --------- ------ ----
PEOPLESOFT INC                      COM          712713106     1,838    99,421  SH           Sole                 99,421
----------------------------- ----------------- ----------- -------- --------- ----- ----- ---------- -------- --------- ------ ----
PFIZER INC                          COM          717081103     5,198   148,296  SH           Sole                148,296
----------------------------- ----------------- ----------- -------- --------- ----- ----- ---------- -------- --------- ------ ----
PG&E CORP                           COM          69331C108    17,304   597,301  SH           Sole                597,301
----------------------------- ----------------- ----------- -------- --------- ----- ----- ---------- -------- --------- ------ ----
PLAINS RES INC                 COM PAR $0.10     726540503     4,092   225,060  SH           Sole                225,060
----------------------------- ----------------- ----------- -------- --------- ----- ----- ---------- -------- --------- ------ ----
PMI GROUP INC                       COM          69344M101     8,203   219,572  SH           Sole                219,572
----------------------------- ----------------- ----------- -------- --------- ----- ----- ---------- -------- --------- ------ ----
PRUDENTIAL FINL INC                 COM          744320102    11,313   252,634  SH           Sole                252,634
----------------------------- ----------------- ----------- -------- --------- ----- ----- ---------- -------- --------- ------ ----
ROYAL DUTCH PETE CO            NY REG EUR .56    780257804     8,724   183,360  SH           Sole                183,360
----------------------------- ----------------- ----------- -------- --------- ----- ----- ---------- -------- --------- ------ ----
SCHERING PLOUGH CORP                COM          806605101     3,110   191,762  SH           Sole                191,762
----------------------------- ----------------- ----------- -------- --------- ----- ----- ---------- -------- --------- ------ ----
SEPRACOR INC                        COM          817315104     7,643     2,974  SH   CALL    Sole                  2,974
----------------------------- ----------------- ----------- -------- --------- ----- ----- ---------- -------- --------- ------ ----
SIEBEL SYS INC                      COM          826170102     3,512   305,097  SH           Sole                305,097
----------------------------- ----------------- ----------- -------- --------- ----- ----- ---------- -------- --------- ------ ----
SONY CORP                         ADR NEW        835699307     4,395   105,126  SH           Sole                105,126
----------------------------- ----------------- ----------- -------- --------- ----- ----- ---------- -------- --------- ------ ----
SYCAMORE NETWORKS INC               COM          871206108     1,114   273,131  SH           Sole                273,131
----------------------------- ----------------- ----------- -------- --------- ----- ----- ---------- -------- --------- ------ ----
SYNERGY FINANCIAL GROUP INC         COM          87162V102       643    62,487  SH           Sole                 62,487
----------------------------- ----------------- ----------- -------- --------- ----- ----- ---------- -------- --------- ------ ----
TELLABS INC                         COM          879664100     2,149   249,045  SH           Sole                249,045
----------------------------- ----------------- ----------- -------- --------- ----- ----- ---------- -------- --------- ------ ----
TELUS CORP                      NON-VTG SHS      87971M202       842    50,218  SH           Sole                 50,218
----------------------------- ----------------- ----------- -------- --------- ----- ----- ---------- -------- --------- ------ ----
TEXAS GENCO HLDGS INC               COM          882443104     3,890   108,806  SH           Sole                108,806
----------------------------- ----------------- ----------- -------- --------- ----- ----- ---------- -------- --------- ------ ----


                                                      FORM 13F
                                                 PARA ADVISORS INC.
                                            QUARTER ENDED MARCH 31, 2004
                                                                                                                      Voting
                                                                                                                     Authority
                                                                                                                     ---------
                                                            Value    Shares/   Sh/   Put/   Invstmt   Other
Name of Issuer                 Title of class      CUSIP    (x$1000) Prn Amt   Prn   Call   Dscretn   Managers   Sole    Shared None
----------------------------- ----------------- ----------- -------- --------- ----- ----- ---------- -------- --------- ------ ----
TRAVELERS PPTY CAS CORP NEW         CL A         89420G109     1,695    98,816  SH           Sole                 98,816
----------------------------- ----------------- ----------- -------- --------- ----- ----- ---------- -------- --------- ------ ----
TV AZTECA SA DE CV             SPONSORED ADR     901145102     6,506   690,665  SH           Sole                690,665
----------------------------- ----------------- ----------- -------- --------- ----- ----- ---------- -------- --------- ------ ----
UNITED TECHNOLOGIES CORP            COM          913017109     4,702    54,487  SH           Sole                 54,487
----------------------------- ----------------- ----------- -------- --------- ----- ----- ---------- -------- --------- ------ ----
UNITEDGLOBALCOM                     CL A         913247508     2,309   271,976  SH           Sole                271,976
----------------------------- ----------------- ----------- -------- --------- ----- ----- ---------- -------- --------- ------ ----
UNIVERSAL AMERN FINL CORP           COM          913377107       323    26,945  SH           Sole                 26,945
----------------------------- ----------------- ----------- -------- --------- ----- ----- ---------- -------- --------- ------ ----
WHITE MTNS INS GROUP LTD            COM          G9618E107     1,126     2,147  SH           Sole                  2,147
----------------------------- ----------------- ----------- -------- --------- ----- ----- ---------- -------- --------- ------ ----
REPORT SUMMARY                72 DATA RECORDS   324,237
                              0  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED